Certnys

13003767

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

13003767

NYSE EURONEXT

11/12/13

Received SEC

NOV 12 2013

Washington, DC 20549

November 12, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Evogene Ltd., Ordinary Shares, NIS 0.02 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 8, 2013. Tentative listing date – November 21, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com